[SummaryOfInvestmentHoldingsLineItems]
Investment Holdings Details Text Block
Investment Holdings (Details)	Percent of Net Assets	Contract Country	Debt Instrument Credit Rating Moody's		Debt Instrument Credit Rating S&P		Investment Interest Rate		Investment Interest Rate Min.		Investment Interest Rate Max.	Investment Maturity Date	Investment Owned, Balance, Principal Amount USD ($)	Investment Owned, at Fair Value USD ($)
SENIOR FLOATING-RATE LOAN INTERESTS
AEROSPACE & DEFENSE
BE Aerospace Inc. Term Loan Tranche B			Ba1		BBBMinus		5.75%					Jul. 28, 2014	497,500	467,028
DAE Aviation Holdings Inc. Term Loan B1			B3		BPlus				4.23%		4.92%	Jul. 31, 2014	1,582,109	759,412
DAE Aviation Holdings Inc. Term Loan B2			B3		BPlus				4.66%		4.92%	Jul. 31, 2014	1,559,635	748,625
GenCorp Inc. Term Loan			Ba3		BB		3.51%					Apr. 30, 2013	805,644	539,782
GenCorp Inc. Synthetic Letter of Credit			Ba3		BB		2.73%					Apr. 30, 2013	1,464,118	980,959
Hexcel Corporation Term Loan B			Ba1		BBPlus				3.31%		4.31%	Mar. 01, 2013	1,550,628	1,349,046
ILC Industries Inc. Term Loan First Lien			Not Rated	[1]	Not Rated	[1]	2.48%					Feb. 24, 2013	821,887	678,057
L-1 Identity Solutions Operating Company Term Loan			Ba3		BBPlus		6.75%					Aug. 05, 2013	1,975,000	1,812,063
Robertson Aviation LLC Term Loan			Not Rated	[1]	Not Rated	[1]			3.20%		3.23%	Apr. 19, 2013	3,906,594	2,343,956
Safenet Inc. Term Loan First Lien			Withdrawn Rating		BPlus				3.40%		3.66%	Apr. 12, 2014	987,469	535,702
Spirit Aerosystems Inc. Term Loan B			Ba3		BBBMinus		2.91%					Sep. 30, 2013	2,815,460	2,519,837
Vought Aircraft Industries Inc. Term Loan B			Ba3		BMinus		2.98%					Dec. 22, 2011	2,518,805	2,031,837
Vought Aircraft Industries Inc. Synthetic Letter of Credit Tranche B			Ba3		BMinus		2.94%					Dec. 22, 2010	2,066,667	1,529,333
Wesco Aircraft Hardware Corp. Term Loan First Lien			B1		BBMinus		2.73%					Sep. 29, 2013	1,000,000	825,000
AEROSPACE & DEFENSE	7.10%													17,120,637
AGRICULTURAL PRODUCTS
Dole Food Company Inc. Term Loan B			Ba3		BPlus				2.50%		4.25%	Apr. 12, 2013	891,433	799,071
Dole Food Company Inc. Term Loan C			Ba3		BPlus				2.56%		4.25%	Apr. 12, 2013	3,321,222	2,977,107
Dole Food Company Inc. Prefunded Letter of Credit			Ba3		BPlus		3.16%					Apr. 12, 2013	504,241	451,997
AGRICULTURAL PRODUCTS	1.70%													4,228,175
AIRLINES
Delta Air Lines Inc. Synthetic Revolving Credit Facility			Ba2		BBMinus				2.44%		2.45%	Apr. 30, 2013	495,000	376,200
AIRLINES	0.20%
ALUMINUM
Novelis Corp. Term Loan			Ba3		BB		3.46%					Jul. 06, 2014	4,424,811	2,623,913
Novelis Inc. Term Loan			Ba3		BB		3.46%					Jul. 06, 2014	2,011,278	1,192,688
ALUMINUM	1.60%													3,816,601
APPAREL RETAIL
Hanesbrands Inc. Term Loan B First LienX			Ba2		BBPlus				2.91%		4.00%	Sep. 05, 2013	1,216,072	1,138,927
APPAREL RETAIL	0.50%
APPLICATION SOFTWARE
Verint Systems Inc. Term Loan First Lien			Not Rated		BPlus		3.71%					May 25, 2014	2,815,385	1,675,154
APPLICATION SOFTWARE	0.70%
ASSET MANAGEMENT & CUSTODY BANKS
Grosvenor Capital Management Holdings LLC Term Loan			Not Rated	[1]	Not Rated	[1]			2.44%		4.21%	Dec. 05, 2013	1,387,574	770,104
LPL Holdings Inc. Term Loan D			Ba3		BPlus				2.23%		3.21%	Jun. 30, 2014	3,883,461	3,145,603
Nuveen Investments Inc. Term Loan			B1		BPlus				3.48%		4.47%	Nov. 13, 2014	2,977,500	1,403,680
Oxford US Acquisition LLC Term Loan Tranche B2			Ba3		Withdrawn Rating		2.88%					May 12, 2014	451,454	192,620
ASSET MANAGEMENT & CUSTODY BANKS	2.30%													5,512,007
AUTO PARTS & EQUIPMENT
TRW Automotive Inc. Term Loan B			Ba1		BB				2.00%		4.63%	May 09, 2014	1,003,829	578,875
AUTO PARTS & EQUIPMENT	0.20%
AUTOMOBILE MANUFACTURERS
Ford Motor Company Term Loan First Lien			B2		CCCPlus		5.00%					Dec. 15, 2013	2,878,486	919,915
General Motors Corp. Term Loan First Lien			B3		CCC		4.15%					Nov. 29, 2013	7,866,939	2,818,048
AUTOMOBILE MANUFACTURERS	1.50%													3,737,963
AUTOMOTIVE RETAIL
KAR Holdings Inc. Term Loan B			Ba3		BPlus				2.73%		3.71%	Oct. 18, 2013	2,835,656	1,907,767
AUTOMOTIVE RETAIL	0.80%
BROADCASTING
Citadel Broadcasting Corporation Term Loan First Lien			Caa2		BPlus				2.19%		2.23%	Jun. 12, 2014	6,400,000	2,432,000
Cumulus Media Inc. Term Loan First Lien			B3		B		2.20%					Jun. 07, 2014	883,271	355,516
Gray Television Inc. Term Loan B			B3		B				1.95%		2.93%	Dec. 31, 2014	5,191,651	2,606,209
LBI Media Inc. Term Loan B			Ba2		BPlus		1.98%					Mar. 31, 2013	4,376,250	3,063,375
Paxson Communications Corp. Term Loan First Lien			B2		CCC		4.34%					Jan. 15, 2013	1,500,000	300,000
Raycom Media Inc. Term Loan Tranche B			Not Rated		Not Rated		2.00%					Jun. 25, 2014	3,500,000	2,450,000
Sirius Satellite Radio Inc. Term Loan First Lien			Caa1		BMinus		2.75%					Dec. 20, 2013	2,468,750	1,851,563
Univision Communications Inc. Term Loan Second Lien			Caa2		CCC		2.98%					Mar. 29, 2009	1,155,750	1,024,765
Young Broadcasting Inc. Term Loan			Withdrawn Rating		D				4.00%		4.75%	Nov. 03, 2013	1,984,576	741,239
Young Broadcasting Inc. Incremental Term Loan			Withdrawn Rating		D				4.00%		4.75%	Nov. 03, 2013	984,810	367,827
BROADCASTING	6.30%													15,192,494
BUILDING PRODUCTS
South Edge LLC Term Loan C			Not Rated		Not Rated		7.50%					Oct. 31, 2009	1,000,000	133,333
BUILDING PRODUCTS	0.00%
CABLE AND SATELLITE
Charter Communications Operating LLC Term Loan			B1		C				3.18%		3.36%	Mar. 06, 2014	5,342,771	4,240,824
CSC Holdings Inc. Incremental Term Loan			Ba1		BBBMinus				2.21%		2.69%	Mar. 29, 2013	3,730,677	3,385,589
DIRECTV Holdings LLC Term Loan Tranche C			Baa3		BBBMinus		5.25%					Apr. 13, 2013	495,006	478,123
UPC Distribution Holding B.V. Term Loan N			Ba3		BPlus		2.16%					Dec. 31, 2014	6,000,000	5,085,000
CABLE AND SATELLITE	5.50%													13,189,536
CASINOS & GAMING
Cannery Casino Resorts LLC Term Loan First Lien			B1		BB		2.72%					May 18, 2013	1,085,827	998,961
Cannery Casino Resorts LLC Delayed Draw Term Loan			B1		BB				2.66%		2.73%	May 18, 2013	897,637	825,827
CCM Merger Inc. Term Loan B			B3		BPlus				6.75%		8.50%	Apr. 25, 2013	3,156,716	1,783,544
Fontainebleau Resorts Las Vegas LLC Term Loan First Lien			B3		CCC		5.44%					Jun. 06, 2014	2,270,892	546,433
Fontainebleau Resorts Las Vegas LLC Delayed Draw Term Loan First Lien			B3		CCC		2.00%	[2]				Jun. 06, 2014	229,108	55,129
Golden Nugget Inc. Term Loan First Lien			B3		BMinus		2.48%					Jun. 14, 2014	3,482,182	1,323,229
Golden Nugget Inc. Delayed Draw Term Loan			B3		BMinus				2.00%	[2]	2.48%	Jun. 30, 2014	1,989,818	756,131
Great Canadian Gaming Corp. Term Loan First Lien			Ba2		BBBMinus		2.73%					Feb. 14, 2014	1,470,000	1,249,500
Green Valley Ranch Gaming LLC Term Loan First Lien			B3		B				2.45%		4.00%	Feb. 16, 2014	946,136	379,401
Isle of Capri Casinos Inc. Term Loan First Lien			B1		BPlus		3.21%					Nov. 30, 2013	579,412	376,980
Isle of Capri Casinos Inc. Delayed Draw Term Loan B			B1		BPlus		3.21%					Nov. 30, 2013	231,765	150,792
Isle of Capri Casinos Inc. Delayed Draw Term Loan A			B1		BPlus		3.21%					Nov. 30, 2013	174,706	113,668
Las Vegas Sands LLC Term Loan Tranche B First LienX			B2		BPlus		2.16%					May 23, 2014	3,557,284	1,569,652
Las Vegas Sands LLC Delayed Draw Term Loan 1			B2		BPlus		2.16%					May 23, 2014	1,275,880	562,982
Penn National Gaming Inc. Term Loan B			Ba2		BBPlus				2.23%		2.99%	Oct. 03, 2013	2,454,030	2,210,467
Seminole Tribe of Florida Delayed Draw Term Loan B1			Baa3		BBB		3.00%					Mar. 05, 2014	815,062	730,838
Seminole Tribe of Florida Delayed Draw Term Loan B2			Baa3		BBB		3.00%					Mar. 05, 2014	2,935,182	2,631,881
Seminole Tribe of Florida Delayed Draw Term Loan B3			Baa3		BBB		3.00%					Mar. 05, 2014	2,607,287	2,337,869
VML US Finance LLC Term Loan			B2		B		2.73%					May 25, 2013	6,000,000	3,452,730
WIMAR LANDCO LLC Term Loan			Withdrawn Rating		Withdrawn Rating		4.50%					Jul. 03, 2008	2,142,857	750,000
WIMAR OPCO LLC Term Loan			Withdrawn Rating		Withdrawn Rating		6.50%					Jan. 03, 2013	8,526,799	1,851,535
CASINOS & GAMING	10.20%													24,657,549
COMMODITY CHEMICALS
Ineos Group Limited Term Loan B2			Caa1		CCCPlus		8.20%					Dec. 14, 2013	1,436,329	560,168
Ineos Group Limited Term Loan C2			Caa1		CCCPlus		8.70%					Dec. 14, 2014	1,436,328	560,168
COMMODITY CHEMICALS	0.50%													1,120,336
COMPUTER HARDWARE
Activant Solutions Holdings Inc. Term Loan			B1		BPlus		3.44%					May 02, 2013	5,521,379	2,595,048
COMPUTER HARDWARE	1.10%
DATA PROCESSING & OUTSOURCED SERVICES
Clarke American Corp. Term Loan B			B1		BBMinus				2.98%		3.96%	Jun. 30, 2014	6,895,000	4,061,155
DATA PROCESSING & OUTSOURCED SERVICES	1.70%
DIVERSIFIED CHEMICALS
Brenntag Holding GmbH & Company KG Term Loan B2			B1		BPlus				2.47%		3.50%	Jan. 17, 2014	4,420,000	3,491,800
Brenntag Holding GmbH & Company KG Term Loan Second Lien			Caa1		CCCPlus		5.50%					Jun. 18, 2015	3,000,000	1,800,000
Brenntag Holding GmbH & Company KG Acquisition Term Loan			B1		BPlus				2.47%		3.50%	Jan. 17, 2014	1,080,000	853,200
Huntsman International LLC Term Loan			Ba1		BBPlus		2.23%					Apr. 19, 2014	4,222,102	2,913,250
LyondellBasell Industries AF S.C.A. Term Loan B1		Germany	Caa2		C		5.16%					Dec. 20, 2014	47,520	8,672
LyondellBasell Industries AF S.C.A. Term Loan B1			Caa2		C		7.00%					Dec. 20, 2014	206,201	80,762
LyondellBasell Industries AF S.C.A. Term Loan B2		Germany	Caa2		C		5.16%					Dec. 20, 2014	47,520	8,672
LyondellBasell Industries AF S.C.A. Term Loan B2			Caa2		C		7.00%					Dec. 20, 2014	206,201	59,798
LyondellBasell Industries AF S.C.A. Term Loan A		Netherlands	Caa2		C		4.96%					Dec. 20, 2013	39,432	6,901
LyondellBasell Industries AF S.C.A. Term Loan A		US	Caa2		C		5.75%					Dec. 20, 2013	118,262	53,809
LyondellBasell Industries AF S.C.A. Term Loan B3		Germany	Caa2		C		5.16%					Dec. 20, 2014	47,520	8,672
LyondellBasell Industries AF S.C.A. Term Loan B3			Caa2		C		7.00%					Dec. 20, 2014	206,201	76,295
LyondellBasell Industries AF S.C.A. DIP Term Loan			Caa2		C				1.50%	[2]	13.00%	Dec. 15, 2009	268,821	262,725
LyondellBasell Industries AF S.C.A. Revolving Credit Facility		Netherlands	Caa2		C		5.75%					Dec. 20, 2013	16,552	3,104
LyondellBasell Industries AF S.C.A. Primary Revolving Credit Facility		US	Caa2		C		5.75%					Dec. 20, 2013	62,071	18,311
Rockwood Specialties Group Inc. Term Loan E			Ba2		BBPlus		1.98%					Jul. 30, 2013	989,691	869,278
DIVERSIFIED CHEMICALS	4.30%													10,515,249
DIVERSIFIED METALS & MINING
Alpha Natural Resources LLC Term Loan B			Ba3		BBPlus		3.00%					Oct. 26, 2013	2,797,500	2,538,731
DIVERSIFIED METALS & MINING	1.00%
DIVERSIFIED SUPPORT SERVICES
RSC Equipment Rental Term Loan First Lien			Ba2		BB		2.23%					Nov. 30, 2013	3,194,154	2,507,411
DIVERSIFIED SUPPORT SERVICES	1.00%
EDUCATION SERVICES
Education Management LLC Term Loan C			B2		BPlus		3.25%					Jun. 01, 2013	1,911,818	1,624,449
PRO-QUEST-CSA LLC Term Loan First Lien			Ba3		BBMinus		2.98%					Feb. 09, 2014	1,051,666	870,254
EDUCATION SERVICES	1.00%													2,494,703
ELECTRIC UTILITIES
Astoria Generating Company Acquisitions LLC Term Loan B			B1		BBMinus				2.20%		2.23%	Feb. 23, 2013	963,629	867,266
Calpine Corporation First Priority Term Loan			B2		BPlus		4.34%					Mar. 29, 2014	3,389,170	2,458,358
Covanta Energy Corporation Term Loan B			Ba2		BB				2.00%		3.75%	Feb. 09, 2014	4,601,950	4,136,002
Covanta Energy Corporation Synthetic Letter of Credit			Ba2		BB		2.93%					Feb. 09, 2014	2,305,928	2,072,453
Mirant North America LLC Term Loan			Ba2		BB		2.23%					Jan. 03, 2013	2,579,896	2,352,006
NRG Energy Inc. Synthetic Letter of Credit			Ba1		BB		2.96%					Feb. 01, 2013	7,602,051	6,980,584
Riverside Energy Center LLC Term Loan			Ba3		BBMinus		5.42%					Jun. 24, 2011	1,942,076	1,767,289
Rocky Mountain Energy Center LLC Term Loan			Ba3		BBMinus		5.42%					Jun. 24, 2011	889,529	809,471
Rocky Mountain Energy Center LLC Synthetic Letter of Credit			Ba3		BBMinus		5.42%					Jun. 24, 2011	169,917	154,624
ELECTRIC UTILITIES	8.90%													21,598,053
ELECTRICAL COMPONENTS & EQUIPMENT
Itron Inc. Term Loan B			Ba3		BPlus		2.23%					Apr. 18, 2014	1,571,246	1,382,697
ELECTRICAL COMPONENTS & EQUIPMENT	0.60%
ENVIRONMENTAL & FACILITIES SERVICES
EnergySolutions LLC Duratek Term Loan			Ba2		Not Rated	[1]	4.15%					Jun. 07, 2013	1,589,419	1,382,795
EnergySolutions LLC EnergySolutions Term Loan			Ba2		Not Rated	[1]	4.15%					Jun. 07, 2013	3,312,842	2,882,173
EnergySolutions LLC Synthetic Letter of Credit			Ba2		Not Rated	[1]	2.73%					Jun. 07, 2013	220,136	191,509
ENVIRONMENTAL & FACILITIES SERVICES	1.80%													4,456,477
FOOD DISTRIBUTORS
B&G Foods Inc. Term Loan C			Ba2		BBMinus		4.20%					Feb. 23, 2013	847,826	763,043
Birds Eye Foods Inc. Term Loan First Lien			Not Rated	[1]	Not Rated	[1]	3.21%					Mar. 22, 2013	849,167	774,865
Dean Foods Company Term Loan B			B1		BB				1.98%		2.96%	Apr. 02, 2014	3,954,874	3,535,657
New Uno Acquisition Corporation Term Loan Tranche B			Not Rated	[1]	Not Rated	[1]	6.50%					Oct. 06, 2014	1,500,000	1,480,001
FOOD DISTRIBUTORS	2.70%
FOOD RETAIL
SUPERVALU Inc. Term Loan B			Ba3		BBPlus		1.70%					Jun. 02, 2013	5,316,608	4,702,242
FOOD RETAIL	2.00%
FOREST PRODUCTS
Georgia-Pacific Corporation Term Loan B1			Ba2		BBPlus				2.96%		4.19%	Dec. 20, 2013	5,883,967	5,078,598
Georgia-Pacific Corporation Term Loan B2			Ba2		BBPlus				2.96%		4.19%	Dec. 20, 2013	3,007,982	2,596,264
FOREST PRODUCTS	3.20%													7,674,862
GAS UTILITIES
Atlas Pipeline Partners LLC Term Loan			Ba2		BBMinus		3.23%					Jul. 27, 2014	1,000,000	861,250
GAS UTILITIES	0.40%
HEALTH CARE FACILITIES
HCA Inc. Term Loan A			Ba3		BB		2.96%					Nov. 17, 2013	975,521	848,947
Health Management Associates Inc. Term Loan B			B1		BBMinus		3.21%					Feb. 28, 2014	3,577,572	2,853,113
Lifepoint Hospitals Inc. Term Loan B			Ba1		BB		2.89%					Apr. 15, 2013	511,777	468,276
Select Medical Corporation Term Loan B			Ba2		BPlus				2.47%		4.25%	Feb. 24, 2013	4,797,255	3,837,804
Sun Healthcare Group Inc. Term Loan First Lien			Ba2		BPlus				2.45%		3.63%	Apr. 19, 2014	2,488,021	2,002,857
Sun Healthcare Group Inc. Synthetic Letter of Credit			Ba2		BPlus		3.46%					Apr. 19, 2014	271,667	218,692
United Surgical Partners International Inc. Term Loan B			Ba3		B				2.47%		3.16%	Apr. 19, 2014	824,032	671,586
United Surgical Partners International Inc. Delayed Draw Term Loan			Ba3		B		2.47%					Apr. 19, 2014	155,646	126,851
HEALTH CARE FACILITIES	4.60%													11,028,126
HEALTH CARE SERVICES
CHS/Community Health Systems Inc. Term Loan			Ba3		BB				2.73%		3.51%	Jul. 25, 2014	5,668,119	4,799,225
CHS/Community Health Systems Inc. Delayed Draw Term Loan			Ba3		BB		2.73%					Jul. 25, 2014	290,150	245,671
DaVita Inc. Term Loan B-1			Ba1		BBPlus				1.91%		2.96%	Oct. 05, 2013	5,611,967	5,159,505
Fresenius Medical Care AG Term Loan B			Baa3		BBBMinus				2.54%		2.95%	Mar. 31, 2013	7,095,292	6,426,305
Healthways Inc. Term Loan B			Ba2		BB		2.96%					Dec. 01, 2013	1,960,000	1,705,200
Quintiles Transnational Corp. Term Loan B First LienX			B1		BB		3.46%					Mar. 31, 2013	1,458,750	1,285,523
US Oncology Holdings Inc. Term Loan B			Ba2		BBMinus				4.56%		6.18%	Aug. 20, 2011	5,858,129	5,360,187
HEALTH CARE SERVICES	10.30%													24,981,616
HOMEBUILDING
Mattamy Funding Partnership Term Loan			Not Rated	[1]	Not Rated	[1]	3.56%					Apr. 11, 2013	979,849	685,894
HOMEBUILDING	0.30%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Dynegy Holdings Inc. Synthetic Letter of Credit			Ba1		BBMinus		1.98%					Apr. 02, 2013	4,424,265	3,659,500
Texas Competitive Electric Holdings Company LLC Initial Term Loan B-3			Ba3		BPlus				3.95%		4.45%	Oct. 10, 2014	3,441,288	2,146,503
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	2.40%													5,806,003
INDUSTRIAL CONGLOMERATES
Mueller Water Products Inc. Term Loan B			B1		BBPlus				2.23%		3.21%	May 24, 2014	557,937	453,045
INDUSTRIAL CONGLOMERATES	0.20%
INDUSTRIAL MACHINERY
Edwards (Cayman Islands II) Ltd. Term Loan First Lien			B1		BBMinus		2.48%					May 31, 2014	1,477,500	886,500
INDUSTRIAL MACHINERY	0.40%
INSURANCE BROKERS
HealthCare Partners LLC Term Loan			Ba2		BBBMinus		2.23%					Oct. 31, 2013	793,107	680,089
INSURANCE BROKERS	0.30%
INTEGRATED TELECOMMUNICATION SERVICES
Intelsat Corp. Term Loan B-2-A			B1		BBMinus		3.93%					Jul. 03, 2013	944,443	806,712
Intelsat Corp. Term Loan B-2-B			B1		BBMinus		3.93%					Jul. 03, 2013	944,156	806,467
Intelsat Corp. Term Loan B-2-C			B1		BBMinus		3.93%					Jul. 03, 2013	944,156	806,467
Telesat Canada Term Loan I		US	B1		BBMinus				3.91%		5.20%	Oct. 31, 2014	1,359,413	1,154,652
Telesat Canada Delayed Draw Term Loan II		US	B1		BBMinus		4.46%					Oct. 31, 2014	116,756	99,170
INTEGRATED TELECOMMUNICATION SERVICES	1.50%													3,673,468
INTERNET RETAIL
Sabre Holdings Corp. Term Loan			B1		BPlus				2.45%		3.17%	Sep. 30, 2014	2,429,519	1,154,629
INTERNET RETAIL	0.50%
INTERNET SOFTWARE & SERVICES
SunGard Data Systems Inc. Term Loan B			Ba3		BB				2.20%		2.99%	Feb. 28, 2014	4,705,136	3,936,632
INTERNET SOFTWARE & SERVICES	1.60%
INVESTMENT BANKING & BROKERAGE
Ameritrade Holding Corporation Term Loan B			Baa3		BBBPlus		1.96%					Dec. 31, 2013	3,534,394	3,305,542
INVESTMENT BANKING & BROKERAGE	1.40%
IT CONSULTING & OTHER SERVICES
Alion Science and Technology Corp. Term Loan			B1		BPlus		9.50%					Feb. 06, 2013	2,052,951	1,231,771
Apptis (DE) Inc. Term Loan			B1		BPlus				3.73%		5.50%	Dec. 20, 2013	543,364	353,187
CACI International Inc. Term Loan B			Ba1		Not Rated				1.95%		3.38%	May 03, 2011	1,459,072	1,362,409
iPayment Inc. Term Loan			B1		B				2.41%		3.47%	May 10, 2013	921,626	493,070
Open Solutions Inc. Term Loan First Lien			B1		BBMinus		3.26%					Jan. 23, 2014	1,044,950	564,273
West Corporation Term Loan B-2			B1		BBMinus				2.82%		2.85%	Oct. 24, 2013	5,880,262	4,305,458
IT CONSULTING & OTHER SERVICES	3.40%													8,310,168
LEISURE FACILITIES
Cedar Fair LLC Term Loan			Ba3		BBMinus		2.48%					Aug. 30, 2013	3,390,058	2,787,265
London Area and Waterfront Finance LLC Term Loan A			Not Rated	[1]	Not Rated	[1]	4.69%					Mar. 08, 2013	795,038	556,526
Six Flags Inc. Term Loan B			B2		B				2.73%		3.68%	Apr. 30, 2015	2,113,822	1,514,404
Town Sports International LLC Term Loan B			Ba2		BBMinus		2.25%					Feb. 27, 2014	982,500	491,250
LEISURE FACILITIES	2.20%													5,349,445
LEISURE PRODUCTS
LodgeNet Entertainment Corp. Term Loan			B3		BMinus		3.46%					Apr. 04, 2014	1,886,716	1,043,983
LEISURE PRODUCTS	0.40%
LIFE & HEALTH INSURANCE
Conseco Inc. Term Loan			B2		CCC		2.45%					Oct. 10, 2013	829,035	464,259
Multiplan Merger Corporation Term Loan C			B1		BPlus		3.00%					Apr. 12, 2013	424,877	348,399
Multiplan Merger Corporation Term Loan			B1		BPlus		3.00%					Apr. 12, 2013	742,118	608,536
Viant Holdings Inc. Term Loan			Ba3		BPlus		3.71%					Jun. 25, 2014	1,243,687	684,028
LIFE & HEALTH INSURANCE	0.90%													2,105,222
MANAGED HEALTH CARE
IASIS Healthcare Corporation Term Loan			Ba2		BPlus		2.41%					Mar. 15, 2014	3,433,416	2,991,364
IASIS Healthcare Corporation Synthetic Letter of Credit			Ba2		BPlus		2.40%					Mar. 15, 2014	318,412	277,416
IASIS Healthcare Corporation Delayed Draw Term Loan			Ba2		BPlus		2.41%					Mar. 15, 2014	1,188,075	1,035,110
Vanguard Health Systems Inc. Term Loan B			Ba3		BPlus				2.73%		3.71%	Sep. 23, 2011	2,913,965	2,675,384
MANAGED HEALTH CARE	2.90%													6,979,274
METAL & GLASS CONTAINERS
Owens-Illinois Group Inc. Term Loan B			Baa3		BBBMinus		1.96%					Jun. 14, 2013	7,181,250	6,337,453
METAL & GLASS CONTAINERS	2.60%
MORTGAGE REITS
LNR Property Corporation Term Loan Tranche A-1			B2		BB		3.92%					Jul. 12, 2009	1,870,000	810,333
LNR Property Corporation Initial Term Loan Tranche B			B2		BB		3.92%					Jul. 12, 2011	3,080,000	1,617,000
MORTGAGE REITS	1.00%													2,427,333
MOVIES & ENTERTAINMENT
AMC Entertainment Inc. Term Loan			Ba1		BBMinus		1.98%					Jan. 26, 2013	4,753,000	4,182,640
Deluxe Entertainment Services Group Inc. Term Loan Tranche B			Ba3		BMinus				3.42%		3.71%	May 11, 2013	1,002,892	601,735
Deluxe Entertainment Services Group Inc. Term Loan Tranche C			Ba3		BMinus		3.71%					May 11, 2013	98,191	58,914
Deluxe Entertainment Services Group Inc. Credit Linked Term Loan A			Ba3		BMinus		3.71%					May 11, 2013	55,118	33,071
Discovery Communications Holding LLC Term Loan B			Not Rated	[1]	Not Rated	[1]	3.46%					May 14, 2014	3,927,532	3,560,029
National CineMedia LLC Term Loan B			B1		BPlus		3.75%					Feb. 13, 2015	2,000,000	1,635,000
Regal Cinemas Corporation Term Loan B			Ba2		BBMinus		5.21%					Oct. 27, 2013	1,987,284	1,826,495
TWCC Holding Corp. Term Loan B			Ba2		BB		7.25%					Sep. 14, 2015	1,496,250	1,427,423
WMG Acquisition Corp. Term Loan			Ba3		BB				2.45%		3.26%	Mar. 01, 2011	5,500,031	4,721,777
MOVIES & ENTERTAINMENT	7.50%													18,047,084
MULTI-UTILITIES
KGEN LLC Term Loan B			B1		BB		3.25%					Feb. 08, 2014	2,467,374	1,727,162
KGEN LLC Synthetic Letter of Credit			B1		BB		3.25%					Feb. 08, 2014	2,510,638	1,757,446
MULTI-UTILITIES	1.40%													3,484,608
OFFICE REITS
Tishman Speyer Real Estate D.C. Area Portfolio LLC Term Loan			Withdrawn Rating		BPlus		2.22%					Dec. 27, 2013	1,000,000	350,000
OFFICE REITS	0.10%
OFFICE SERVICES & SUPPLIES
Emdeon Business Services LLC Term Loan First Lien			B1		BBMinus		3.46%					Nov. 16, 2013	2,820,794	2,425,883
Pike Electric Inc. Term Loan B			Not Rated	[1]	Not Rated	[1]	2.00%					Jul. 01, 2013	1,193,791	1,086,349
Pike Electric Inc. Term Loan C			Not Rated	[1]	Not Rated	[1]	2.00%					Dec. 10, 2013	1,349,428	1,227,980
OFFICE SERVICES & SUPPLIES	2.00%													4,740,212
OIL & GAS EQUIPMENT & SERVICES
Hercules Offshore Inc. Term Loan			Ba3		BB		3.21%					Jul. 11, 2013	1,979,899	1,388,405
Targa Resources Inc. Term Loan			Ba3		BPlus				3.46%		5.98%	Oct. 31, 2013	2,358,210	1,688,478
Targa Resources Inc. Synthetic Letter of Credit			Ba3		BPlus		3.46%					Oct. 31, 2013	1,354,839	970,065
Volnay Acquisition Co. I Term Loan			Ba1		BBPlus				2.91%		5.43%	Jan. 12, 2014	937,853	808,898
OIL & GAS EQUIPMENT & SERVICES	2.00%													4,855,846
OIL & GAS EXPLORATION & PRODUCTION
ATP Oil & Gas Corporation Term Loan Tranche B2			Not Rated		Not Rated		8.50%					Jan. 15, 2011	693,029	378,856
ATP Oil & Gas Corporation Term Loan Tranche B1			Not Rated		Not Rated		8.50%					Jul. 15, 2014	2,216,136	1,211,489
SemCrude LLC Term Loan			Withdrawn Rating		Not Rated		5.75%					Mar. 16, 2011	992,087	401,795
OIL & GAS EXPLORATION & PRODUCTION	0.80%													1,992,140
OIL & GAS REFINING & MARKETING
Alon USA Inc. Edgington Facility Term Loan			B1		BB				2.73%		3.51%	Jun. 22, 2013	108,101	41,619
Alon USA Inc. Paramount Facility Term Loan			B1		BB				2.73%		3.51%	Jun. 22, 2013	864,810	332,952
Calumet Lubricants Co. LLC Term Loan			B1		B				4.46%		5.24%	Jan. 03, 2015	862,265	426,821
Calumet Lubricants Co. LLC Synthetic Letter of Credit			B1		B		5.28%					Jan. 03, 2015	114,943	56,897
Western Refining Company LLC Term Loan			B3		BBMinus		8.25%					May 30, 2014	5,487,857	3,407,959
OIL & GAS REFINING & MARKETING	1.80%													4,266,248
OIL & GAS STORAGE & TRANSPORTATION
Energy Transfer Equity LLC Term Loan B			Ba2		Not Rated		2.99%					Nov. 01, 2013	3,000,000	2,610,000
Enterprise GP Holdings LLC Term Loan B			Ba2		BBMinus				2.70%		3.65%	Nov. 08, 2014	3,960,000	3,603,600
OIL & GAS STORAGE & TRANSPORTATION	2.60%													6,213,600
OTHER DIVERSIFIED FINANCIAL SERVICES
Royalty Pharma Finance Trust Term Loan			Baa2		BBBMinus		3.71%					Apr. 16, 2013	6,356,326	5,847,820
OTHER DIVERSIFIED FINANCIAL SERVICES	2.40%
PACKAGED FOODS & MEATS
Michael Foods Inc. Term Loan B1			Ba3		BBMinus				3.00%		3.33%	Nov. 21, 2010	514,361	483,500
Weight Watchers International Inc. Term Loan B			Ba1		BBPlus				2.00%		2.94%	Jan. 26, 2014	1,476,203	1,339,654
PACKAGED FOODS & MEATS	0.80%													1,823,154
PAPER PACKAGING
Graham Packaging Holdings Co. Term Loan B First LienX			B1		BPlus				2.69%		6.31%	Oct. 07, 2011	1,977,436	1,654,456
Graphic Packaging International Inc. Term Loan B			Ba3		BBMinus				2.45%		3.44%	May 16, 2014	3,792,509	3,154,105
Pregis Corporation Term Loan B-1			Ba3		BBMinus		2.73%					Oct. 12, 2013	1,935,000	1,451,250
Smurfit-Stone Container Enterprises Inc. Term Loan B			Withdrawn Rating		D				2.44%		4.25%	Nov. 01, 2011	587,292	389,081
Smurfit-Stone Container Enterprises Inc. Term Loan C			Withdrawn Rating		D				2.44%		2.50%	Nov. 01, 2011	1,106,950	736,122
Smurfit-Stone Container Enterprises Inc. Term Loan C1			Withdrawn Rating		D		2.44%					Nov. 01, 2011	334,679	222,562
Smurfit-Stone Container Enterprises Inc. Synthetic Letter of Credit			Withdrawn Rating		D		3.51%					Nov. 01, 2010	516,062	341,891
Smurfit-Stone Container Enterprises Inc. Revolving Credit Facility		Canada	Withdrawn Rating		D				2.95%		4.25%	Nov. 01, 2009	852,751	575,607
Smurfit-Stone Container Enterprises Inc. Revolving Credit Facility		US	Withdrawn Rating		D				2.50%		4.25%	Nov. 01, 2009	2,571,515	1,735,773
PAPER PACKAGING	4.20%													10,260,847
PAPER PRODUCTS
Appleton Papers Inc. Term Loan B First LienX			Ba3		BBMinus				2.99%		3.22%	Jun. 05, 2013	985,000	719,050
Domtar Corporation Term Loan B			Baa3		BBBMinus		1.82%					Mar. 07, 2014	2,295,000	1,922,063
PAPER PRODUCTS	1.10%													2,641,113
PHARMACEUTICALS
Cardinal Health 409 Inc. Dollar Term Loan			Ba3		BBMinus		3.71%					Apr. 10, 2014	4,929,950	2,908,670
Graceway Pharmaceuticals LLC Term Loan First Lien			Ba3		BB		4.21%					May 03, 2013	3,825,000	2,495,813
Stiefel Laboratories Inc. Delayed Draw Term Loan			B1		BBMinus		3.41%					Dec. 28, 2013	406,703	335,530
Stiefel Laboratories Inc. Initial Term Loan			B1		BBMinus		3.41%					Dec. 28, 2013	531,727	438,675
PHARMACEUTICALS	2.60%													6,178,688
PUBLISHING
Cenveo Corporation Term Loan C			Ba2		BBPlus		3.28%					Jun. 21, 2013	4,163,143	2,664,412
Cenveo Corporation Delayed Draw Term Loan			Ba2		BBPlus		3.28%					Jun. 21, 2013	155,647	99,614
GateHouse Media Inc. Delayed Draw Term Loan B			Caa1		CCCPlus				2.45%		2.48%	Aug. 28, 2014	1,494,565	361,809
GateHouse Media Inc. Initial Term Loan			Caa1		CCCPlus		2.48%					Aug. 28, 2014	4,005,435	969,648
Idearc Inc. Term Loan B			B3		CCC				2.48%		3.46%	Nov. 17, 2014	9,800,000	3,417,750
Media News Group Inc. Term Loan B			Caa2		CCCPlus		3.41%					Dec. 30, 2010	2,872,769	383,035
Media News Group Inc. Term Loan C			Caa2		CCCPlus		4.66%					Aug. 02, 2013	1,442,050	216,308
The Reader's Digest Association Inc. Term Loan B			Caa2		CCC				2.45%		4.21%	Mar. 02, 2014	982,500	265,275
RH Donnelley Inc. Term Loan D-1			B1		BMinus		6.75%					Jun. 30, 2011	722,042	397,123
RH Donnelley Inc. Term Loan D-2			B1		BMinus		6.75%					Jun. 30, 2011	4,218,080	2,331,995
Tribune Company Term Loan B			Withdrawn Rating		D		5.25%					May 19, 2014	6,912,500	1,801,570
Tribune Company Term Loan X			Withdrawn Rating		D		5.00%					May 18, 2009	731,429	189,388
Yell Group LLC Term Loan B1			Ba3		BBMinus		3.48%					Oct. 27, 2013	1,000,000	621,250
PUBLISHING	5.70%													13,719,177
REAL ESTATE DEVELOPMENT
Shea Capital I LLC Term Loan B			Not Rated	[1]	Not Rated	[1]			3.72%		4.50%	Oct. 27, 2011	157,664	74,102
REAL ESTATE DEVELOPMENT	0.00%
RESIDENTIAL REITS
Apartment Investment Management Co. Term Loan			Ba1		BBPlus		1.95%					Mar. 22, 2011	87,500	69,125
RESIDENTIAL REITS	0.00%
RETAIL REITS
Capital Automotive LLC Term Loan			Ba1		BB		2.17%					Dec. 16, 2010	6,046,709	2,821,800
General Growth Properties Inc. Term Loan A-1			Ca		C		1.70%					Feb. 24, 2010	1,394,737	342,706
The Macerich Partnership LLC Term Loan			Not Rated	[1]	Not Rated	[1]	2.00%					Apr. 26, 2010	1,975,000	1,382,500
RETAIL REITS	1.90%													4,547,006
SEMICONDUCTORS
Freescale Semiconductors Inc. Term Loan First Lien			B1		BMinus		3.93%					Dec. 01, 2013	8,251,679	3,565,905
SEMICONDUCTORS	1.40%
SPECIALIZED CONSUMER SERVICES
Acosta Inc. Term Loan			Not Rated	[1]	Not Rated	[1]	2.73%					Jul. 28, 2013	975,000	794,625
Advantage Sales & Marketing Inc. Term Loan			Not Rated	[1]	Not Rated	[1]			2.45%		3.47%	Mar. 29, 2013	970,155	761,572
Affinion Group Inc. Term Loan B			Ba2		BB				3.75%		3.96%	Oct. 17, 2013	2,303,017	1,857,768
ARAMARK Corporation Term Loan			Ba3		BB		3.33%					Jan. 26, 2014	4,034,490	3,485,351
ARAMARK Corporation Prefunded Synthetic Letter of Credit			Ba3		BB		3.90%					Jan. 26, 2014	256,221	221,347
Asurion Corp. Term Loan First Lien			Not Rated	[1]	Not Rated	[1]			3.45%		4.24%	Jul. 03, 2014	1,000,000	744,375
N.E.W. Holdings I LLC Term Loan First Lien			Not Rated	[1]	Not Rated	[1]			2.95%		4.69%	May 22, 2014	966,917	589,820
Nielsen Finance LLC Dollar Term Loan			Ba3		BPlus		2.45%					Aug. 09, 2013	1,964,693	1,541,465
SPECIALIZED CONSUMER SERVICES	4.10%													9,996,323
SPECIALIZED FINANCE
J.G. Wentworth LLC Term Loan First Lien			Ca		CCCPlus		3.71%					Apr. 04, 2014	3,000,000	270,000
Peach Holdings Inc. Term Loan			B2		B				4.73%		5.71%	Nov. 21, 2013	5,179,166	1,113,521
SPECIALIZED FINANCE	0.60%													1,383,521
SPECIALTY CHEMICALS
Celanese Holdings LLC Term Loan First Lien			Ba2		BBPlus		2.94%					Apr. 02, 2014	4,428,674	3,603,218
Celanese Holdings LLC Synthetic Letter of Credit			Ba2		BBPlus		1.91%					Apr. 02, 2014	2,000,000	1,627,222
SPECIALTY CHEMICALS	2.20%													5,230,440
SPECIALTY STORES
Dollarama Group LLC Replacement Term Loan B			Ba1		BBMinus		2.92%					Nov. 18, 2011	1,191,313	1,036,442
Harbor Freight Tools USA Inc. Term Loan C			Not Rated	[1]	Not Rated	[1]	9.75%					Feb. 12, 2013	4,035,589	2,522,243
The Yankee Candle Company Inc. Term Loan			Ba3		BBMinus				2.42%		3.47%	Feb. 06, 2014	3,231,442	1,960,409
SPECIALTY STORES	2.30%													5,519,094
SYSTEMS SOFTWARE
Dealer Computer Services Inc. Term Loan First Lien			Ba2		BB		2.48%					Oct. 26, 2013	4,403,620	2,862,353
Intergraph Corporation Term Loan First Lien			Ba3		BBMinus		3.26%					May 29, 2014	3,884,107	3,320,912
SYSTEMS SOFTWARE	2.60%													6,183,265
TECHNOLOGY DISTRIBUTORS
H3C Holdings LLC Term Loan B			Ba2		BB		6.70%					Sep. 28, 2013	1,976,333	1,629,921
Sensata Technologies Finance Company LLC Term Loan First Lien			B3		B				2.66%		2.93%	Apr. 27, 2013	3,487,558	1,556,323
TECHNOLOGY DISTRIBUTORS	1.30%													3,186,244
TRUCKING
The Hertz Corporation Term Loan			Ba1		BBPlus				2.20%		2.65%	Dec. 21, 2013	2,083,626	1,369,984
The Hertz Corporation Prefunded Synthetic Letter of Credit			Ba1		BBPlus		3.28%					Dec. 21, 2013	247,340	162,626
OshKosh Corporation Term Loan B			B2		BPlus				2.20%		3.95%	Dec. 06, 2013	3,488,106	2,441,674
TRUCKING	1.60%													3,974,284
WIRELESS TELECOMMUNICATION SERVICES
Clearwire Corporation Term Loan First Lien			B3		BPlus		8.75%					Jul. 03, 2013	749,118	434,488
Clearwire Corporation Delayed Draw Term Loan First Lien			B3		BPlus				7.77%		9.26%	Jul. 03, 2013	1,225,883	711,012
WIRELESS TELECOMMUNICATION SERVICES	0.50%
[1]	This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
[2]	Represents commitment fee rate on unfunded loan commitments.